Derivative Instruments and Hedging Activities - Gains and losses recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Derivative instruments and hedging activities
Estimated unrealized net gains (losses) from cash flow hedges which are expected to be reclassified into earnings in the next twelve months	$ 600
Foreign currency forwards | Other income/(expense), net
Derivative instruments and hedging activities
Gains (losses) recognized in OCI	(2,200)	$ (806)
Gains (losses) reclassified into earnings - Effective Portion	551	1,522
Gain (losses) recognized - Ineffective Portion and Amount excluded from effectiveness testing	$ 100	$ 100